SHARE-BASED COMPENSATION - Plans and Grants (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2016 shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares	Jul. 31, 2014 shares
SHARE-BASED COMPENSATION
Share options granted (in shares)				500,000	333,334
Exercise price (in USD or CNY per share) | ¥ / shares				¥ 5.0	¥ 5.2
The 2014 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued						29,240,000
The 2014 Plan | A Consultant granted 500,000 options
SHARE-BASED COMPENSATION
Share options granted (in shares)	500,000	500,000
Exercise price (in USD or CNY per share) | (per share)	$ 0.7792	¥ 5.0
Contractual term	5 years	5 years
Fair value of options granted and vested	$ 2,429	¥ 16,073
The 2016 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued			56,707,560
Authorized shares, maximum automatic approval (as a percent)			3.00%
Authorized shares, automatic increment trigger (as a percent)			1.50%